Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Profit (Loss) for the year	$ 61,127	$ (232,950)	$ 57,757
Denominator:
Weighted average number of shares used in basic EPS	60,901,109	60,668,185	60,217,523
Earnings (Losses) after tax per share (US$) - basic	$ 1.00	$ (3.84)	$ 0.96
Stock awards at US$ 0.001	559,012	0	2,433,126
Weighted average number of common shares for the purposes of diluted earnings per shares	61,460,121	60,668,185	62,650,649
Earnings (Losses) after tax per share (US$) - diluted	$ 0.99	$ (3.84)	$ 0.92
Par value per share	$ 0.001	$ 0.001	$ 0.001
Description of instruments with potential future dilutive effect not included in calculation of diluted earnings per share		974,159